Supplement Dated April 17, 2002, to
                              The Prospectuses for
                                   Milestones
                                    issued by
                       PaineWebber Life Insurance Company
                                     and its
                    PaineWebber Life Variable Annuity Account


This Supplement updates certain information contained in your Prospectus. Please read it carefully and retain it for future reference.

You have directed that net purchase payments made under your PaineWebber Life Insurance Company ("PaineWebber Life") variable annuity contract ("Contract") be allocated to investment divisions of PaineWebber Life Variable Annuity Account ("Separate Account"). The investment divisions of the Separate Account invest in one or more series of the Brinson Series Trust, an open-end management investment company formerly known as the Mitchell Hutchins Series Trust.

The shareholders of the Strategic Fixed Income Portfolio (the "Brinson Strategic Fixed Income Portfolio"), the shareholders of the Aggressive Growth Portfolio (the "Brinson Aggressive Growth Portfolio"), and the shareholders of the Money Market Portfolio (the "Brinson Money Market Portfolio"), of the Brinson Series Trust (each a "Brinson Portfolio") have voted to replace the respective Brinson Portfolio with a series of the Alliance Variable Products Series Fund, Inc. (each an "Alliance Portfolio"). The current prospectus for the Alliance Variable Products Series Fund, Inc. is attached. Please read it carefully and retain it for future reference.

On April 5, 2002, the Brinson Strategic Fixed Income Portfolio implemented an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of that Brinson Portfolio to the U.S. Government/High Grade Securities Portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance U.S. Govt/High Grade Securities Portfolio") in exchange for shares of the Alliance U.S. Govt/High Grade Securities Portfolio and the assumption by that Alliance Portfolio of stated liabilities of the Brinson Strategic Fixed Income Portfolio. Those Alliance Portfolio shares were distributed to the shareholders of the Brinson Strategic Fixed Income Portfolio in liquidation and dissolution of the Brinson Strategic Fixed Income Portfolio.

Also on April 5, 2002, the Brinson Aggressive Growth Portfolio implemented an Agreement and Plan of Acquisition and Termination providing for the transfer of all of the assets of that Brinson Portfolio to the Growth Portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Growth Portfolio") in exchange for shares of the Alliance Growth Portfolio and the assumption by that Alliance Portfolio of stated liabilities of the Brinson Aggressive Growth Portfolio. Those Alliance Portfolio shares were distributed to the shareholders of the Brinson Aggressive Growth Portfolio in liquidation and dissolution of the Brinson Aggressive Growth Portfolio.

Also on April 4, 2002, the Brinson Money Market Portfolio implemented a Plan of Liquidation providing for the orderly sale of all of the portfolio securities held by the Brinson Money Market Portfolio to convert all such assets into cash and cash equivalents. Thereafter, and after paying in full (or reserving assets for payment in full) to all of its creditors, the Brinson Money Market Portfolio made a cash distribution to each of its shareholders, based on that shareholder's proportionate share in the net assets of the Brinson Money Market Portfolio, in redemption and cancellation of its outstanding shares.

Following the liquidation of the Brinson Money Market Portfolio, PaineWebber Life purchased with the proceeds of the liquidation, and for the benefit of Contract owners invested in the Brinson Money Market Portfolio at the time of its liquidation, an interest in the Money Market Portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Money Market Portfolio") at net asset value. (Such purchase is referred to herein as the "Substitution.") The Substitution did not affect the value of a Contract owner's interest as transferred to the Alliance Money Market Portfolio.

Contract owners will not incur any fees or charges as a result of the Substitution or the implementation of the Agreement and Plan of Acquisition and Termination. Neither the rights of the Contract owners nor the obligations of PaineWebber Life under the Contracts were altered by the Substitution or the Agreement and Plan of Acquisition and Termination. Fees and charges assessed by PaineWebber Life under the Contracts are not greater after the Substitution and the Agreement and Plan of Acquisition and Termination than they were before the implementation of the Substitution and the Agreement and Plan of Acquisition and Termination. The expenses incurred in connection with effecting the Substitution and the Agreement and Plan of Acquisition and Termination were paid by the investment adviser of the Brinson Portfolios.


             Brinson Portfolio/Acquired Portfolio                          Alliance Portfolio/Acquiring Portfolio

Brinson Money Market Portfolio                                  Alliance Money Market Portfolio

Brinson Aggressive Growth Portfolio                             Alliance Growth Portfolio

Brinson Strategic Fixed Income Portfolio                        Alliance U.S. Government/High Grade Securities Portfolio


Accordingly, that portion of your Contract value formerly invested in each of the Brinson Portfolios listed above now is invested in the corresponding Alliance Portfolio.





--       For the Plan B Contract

o The presentation of contract owner transaction expenses and separate account annual expenses should be replaced with the following.

                                                                          Plan B
                                                 (with early withdrawal charges)

                                                                                        Charge

   Contract Owner Transaction Expenses

        Contingent Deferred Sales Load (as a percentage of Purchase Payments)
        (1)
          --Contribution Years 1 - 5                                                       5%
          --Contribution Years 6 and thereafter                                            0%

        Transfer Fee (2)                                                                $0 - $10

        Charge for Excess Withdrawals (3)                                                 $25

        Annual Contract Maintenance Charge                                                $30


                                                          Money Market                   U.S. Govt/High             Growth
                                                            Division                    Grade Securities           Division
                                                                                            Division
   Separate Accountant Annual Expenses
   (as a percentage of average account value)

       Mortality and Expense Risk Fee                        1.25%                            1.25%                  1.25%

       Distribution Expense Fee                              0.15%                            0.15%                  0.15%

       Enhanced Death Benefit Fee (4)                        0.20%                            0.20%                  0.20%

          Total Separate Account Annual Expenses             1.60%                            1.60%                  1.60%


(1) PaineWebber Life also offers another form of this contract ("Plan D") which is identical in most material respects to the form described in the prospectus. The two forms differ, however, in that the Plan D Contract: (i) does not have a contingent deferred sales load (also referred to as an "early withdrawal charge"); (ii) has a higher distribution expense charge (i.e., 0.40%); and (iii) has a lower Enhanced Death Benefit charge (i.e., 0.12%). The total Separate Account Annual Expenses for the Plan D Contract equals 1.77%.

(2) The Contract provides that each transfer in excess of 12 in a Contract Year is subject to a charge of $10. PaineWebber Life has waived this fee until further notice.

(3) A withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn will be imposed (in addition to any contingent deferred sales load that may apply) on each withdrawal in excess of two per Contract Year, except for withdrawals under a systematic withdrawal program. An administrative fee of $1.50 per payment may be charged for processing withdrawals under a systematic withdrawal program. PaineWebber Life has waived this fee until further notice.

(4) The Enhanced Death Benefit is available to Contract Owners. The Enhanced Death Benefit is not available after annuity payments begin. Thus, where the Enhanced Death Benefit is not applicable (i.e., after annuity payments begin), the Total Separate Account Annual Expenses would be 1.40%.

o The presentation of portfolio expenses for the Brinson Portfolios should be replaced with the following.

                                                                          Plan B
                                                 (with early withdrawal charges)

                                                                Alliance Money     Alliance U.S. Govt/High   Alliance Growth
                                                                    Market             Grade Securities         Portfolio
                                                                   Portfolio              Portfolio
    Portfolio Company Annual Expenses
    (as a percentage of portfolio company average net
    assets)

          Management Fees                                             0.50%                  0.60%                 0.75%

          Other Expenses of the Fund                                  0.13%                  0.29%                 0.10%

             Total Portfolio Company Annual Expenses                  0.63%                  0.89%                 0.85%



o The "Money Market Division," the "Strategic Fixed Income Division," and the "Aggressive Growth Division" columns in the Examples presented following the fee table and the table of portfolio expenses for the Contract are replaced with the following.


Example


                                                                                                                     Plan B
                                                                                            (with early withdrawal charges)


                                                            Money Market       U.S. Govt/High Grade          Growth
                                                              Division         Securities Division          Division

    If you surrender or annuitize (1)
    your Contract at the end of the
    applicable time period:



        You would pay the following         1 Year               73                     76                     76
        expenses on a $1,000
        investment, assuming 5% annual      3 Years             124                    132                     131
        return on assets:
                                            5 Years             180                    194                     192

                                           10 Years             295                    329                     324




                                                           Money Market Division   U.S. Govt/High Grade        Growth
                                                                                   Securities Division        Division

    If you do not surrender your Contract:


        You would pay the following             1 Year              23                      26                    26
        expenses on a $1,000 investment,
        assuming 5% annual return on assets:    3 Years             74                      82                    81

                                                5 Years             130                    144                   142

                                               10 Years             295                    329                   324

(1) The contingent deferred sales load will not be assessed at the time of annuitization if the annuity is paid under an annuity payment option that contains life contingencies or calls for a fixed payout period of 5 years or more with no ability to commute the remaining payments, or if the annuity is paid on an Annuity Date that is the latest allowed.

The purpose of the above table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. Premiums taxes, which are not shown in the table or Example and which currently range from 0% to 3.5%, may be deducted when incurred. However, PaineWebber Life may advance the amount of such taxes when incurred and deduct such amount subsequently. Note that the expense amounts shown above in the hypothetical example are aggregate amounts for the total number of years indicated. For additional information about expenses of the Contract, see "Contract Charges and Deductions" in the Prospectus.

The example should not be considered a representation of past or future expenses. A Contract Owner's actual expenses may be greater or less than those shown. Similarly, a portfolio's rate of return may be more or less than the 5% assumed in the example.

--       For the Plan D Contract--

o The presentation of contract owner expenses and separate account annual expenses should be replaced with the following.

                                                                         Plan D
                                              (without early withdrawal charges)


                                                                                                      Charge
    Contract Owner Transaction Expenses

        Contingent Deferred Sales Load or Early Withdrawal Charge (as a percentage of                   0%
        Purchase Payments) (1)

        Transfer Fee (2)                                                                             $0 - $10

        Charge for Excess Withdrawals (3)                                                              $25

        Annual Contract Maintenance Charge                                                             $30





                                                          Money Market        U.S. Govt/High             Growth
                                                            Division         Grade Securities           Division
                                                                                 Division
  Separate Accountant Annual Expenses
   (as a percentage of average account value)

        Mortality and Expense Risk Fee                        1.25%               1.25%                   1.25%

        Distribution Expense Fee (1)                          0.40%               0.40%                   0.40%

        Enhanced Death Benefit Fee (3)                        0.12%               0.12%                   0.12%

           Total Separate Account Annual Expenses (1)(3)      1.77%               1.77%                   1.77%

(1) PaineWebber Life also offers another form of this contract ("Plan B") which is identical in most material respects to the form described in the prospectus. The two forms differ, however, in that the Plan B Contract: (i) imposes an early withdrawal charge; (ii) has a lower distribution expense charge (i.e., 0.15%); and (iii) has a higher Enhanced Death Benefit charge (i.e., 0.20%). The total Separate Account Annual Expenses for the Plan B Contract equals 1.60%.

(2) The Contract provides that each transfer in excess of 12 in a Contract Year is subject to a charge of $10. PaineWebber Life has waived this fee until further notice.

(3) A withdrawal transaction charge equal to the lesser of $25 or 2% of the amount withdrawn will be imposed on each withdrawal in excess of two per Contract Year, except for withdrawals under a systematic withdrawal program. An administrative fee of $1.50 per payment may be charged for processing withdrawals under a systematic withdrawal program. PaineWebber Life has waived this fee until further notice.

(4) The Enhanced Death Benefit is available to Contract Owners. The Enhanced Death Benefit is not available after annuity payments begin. Thus, where the Enhanced Death Benefit is not applicable (i.e., after annuity payments begin), the Total Separate Account Annual Expenses would be 1.65%.





The presentation of portfolio expenses for the Brinson Portfolios should be replaced with the following.


                                                                          Plan D
                                              (without early withdrawal charges)


                                                            Alliance Money      Alliance U.S. Govt/High     Alliance Growth
                                                                Market              Grade Securities           Portfolio
                                                              Portfolio                Portfolio
    Portfolio Company Annual Expenses
    (as a percentage of portfolio company average net
    assets)

         Management Fees                                        0.50%                    0.60%                   0.75%

         Other Expenses of the Fund                             0.13%                    0.29%                   0.10%

            Total Portfolio Company Annual Expenses             0.63%                    0.89%                   0.85%


o The "Money Market Division," the "Strategic Fixed Income Division," and the "Aggressive Growth Division" columns in the Examples presented after the fee table and the table of portfolio expenses for the Contract should be deleted. The following "Money Market Division" and "U.S. Govt/High Grade Securities Division" columns should be inserted, and the "Growth Division" column should be revised, as follows.

     Example

                                                                         Plan D
                                              (without early withdrawal charges)


                                                             Money Market       U.S. Govt/High Grade           Growth
                                                               Division          Securities Division          Division

    Whether or not you surrender your
    Contract at the end of the applicable
    time period:

        You would pay the following             1 Year              25                     28                      27
        expenses on a $1,000
        investment, assuming a 5% annual        3 Years             77                     88                      87
        return on assets:
                                                5 Years            131                    154                     152

                                               10 Years            280                    351                     346


The purpose of the above tables is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. Premium taxes, which are not shown in the table or Example and which currently range from 0% to 3.5%, may be deducted when incurred. However, PaineWebber Life may advance the amount of such taxes when incurred and deduct such amount subsequently. Note that the expense amounts shown above in the hypothetical example are aggregate amounts for the total number of years indicated. For additional information about expenses of the Contract, see "Contract Charges and Deductions" in the Prospectus.

The example should not be considered a representation of past or future expenses. A Contract Owner's actual expenses may be greater or less than those shown. Similarly, a portfolio's rate of return may be more or less than the 5% assumed in the example.

-- The descriptions in your Prospectus of the investments of the Separate Account in the Brinson Portfolios should be deleted, and descriptions of the following Alliance Portfolios should be inserted. Note: A description of the Alliance Growth Portfolio and Alliance U.S. Government/High Grade Securities Portfolio was added to your prospectus in an earlier supplement, dated October 29, 2001.

Alliance Growth Portfolio

The Portfolio seeks long-term growth of capital; current income is an incidental consideration. The Portfolio invests primarily in equity securities of companies with favorable earnings outlooks, and long-term growth rates the investment adviser expects will exceed that of the U.S. economy over time. The Portfolio also may invest up to 25% of its total assets in lower-rated, fixed-income securities and convertible bonds.

Alliance Money Market Portfolio

The Portfolio seeks safety of principal, excellent liquidity, and maximum current income to the extent consistent with the first two objectives. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. Although the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will do so. During extended periods of low interest rates, the yield of a money market division may become extremely low and possibly negative.

Alliance U.S. Government/High Grade Securities Portfolio

The Portfolio seeks high current income consistent with preservation of capital through investment primarily in U.S. Government securities, including mortgage-related securities and repurchase agreements relating to U.S. Government securities, and in other high-grade debt securities. To a lesser degree, the Portfolio invests in investment grade corporate debt securities. The average weighted maturity of the Portfolio's investments varies between one year or less and 30 years. The Portfolio expects to engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.



-- The descriptions of the investment advisers and sub-advisers for the Brinson Portfolios should be deleted. The following information regarding the investment adviser to the Alliance Portfolios should be inserted.

Alliance is a leading global investment management firm supervising client accounts with assets as of December 31, 2001, totaling approximately $455 billion. Alliance provides management services for many of the largest U.S.
public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios. As one of the world's leading global investment management organizations, Alliance is able to compete for virtually any portfolio assignment in any developed capital market in the world.

                                    * * * * *

Contract Owner inquiries should be directed to the Annuity Administrative Office for PaineWebber Life at P.O. Box 10, Des Moines, 1A 50301-0010, or by calling 1-800-986-0088.